UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.0%
Australia — 3.5%

Australia and New Zealand Banking Group, Ltd.(1)	133,100	$2,389,428
Incitec Pivot, Ltd.(1)	812,784	1,842,843

		4,232,271

Belgium — 3.3%

Anheuser-Busch InBev NV(1)	82,650	3,970,009

Bermuda — 2.4%

Aquarius Platinum, Ltd.(1)	343,460	1,678,871
Li & Fung, Ltd.(1).	253,830	1,139,509
Peace Mark Holdings, Ltd.†(2)(3)	800,000	0
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		2,818,380

Brazil — 3.1%

Banco Santander Brasil SA ADR	86,373	892,233
Hypermarcas SA†	70,059	899,705
Vale SA ADR	78,429	1,909,746

		3,701,684

Canada — 5.9%

Bombardier, Inc., Class B	315,010	1,432,200
Rogers Communications, Inc., Class B	56,390	1,842,322
Talisman Energy, Inc.	84,400	1,276,445
Toronto-Dominion Bank	39,258	2,543,814

		7,094,781

Cayman Islands — 1.7%

BaWang International Group Holding, Ltd.(1)	1,009,940	717,109
Tencent Holdings, Ltd.(1)	82,850	1,366,230

		2,083,339

Chile — 1.1%

Lan Airlines SA ADR	72,025	1,333,183

France — 5.8%

Natixis†(1)	912,659	3,926,125
Sodexo(1)	55,300	3,062,820

		6,988,945

Germany — 9.5%

Bayer AG(1)	42,405	2,365,989
HeidelbergCement AG(1)	59,809	2,848,733
Rhoen-Klinikum AG(1)	110,800	2,461,004
SAP AG(1)	83,574	3,712,172

		11,387,898

Hong Kong — 1.4%

Beijing Enterprises Holdings, Ltd.(1)	263,310	1,707,136

India — 2.7%

Dr. Reddy’s Laboratories, Ltd. ADR	62,404	1,925,164
Tata Motors, Ltd. ADR	72,981	1,254,543

		3,179,707

Indonesia — 1.1%

PT Tambang Batubara Bukit Asam Tbk(1)	713,000	1,345,188

Ireland — 0.8%

Dragon Oil PLC†(1)	155,706	937,580

Italy — 3.4%

Atlantia SpA(1)	4,774	84,637
Saipem SpA(1)	130,150	3,955,365

		4,040,002

Japan — 15.3%

ADEKA Corp.(1)	45,000	421,843
Aisin Seiki Co., Ltd.(1)	38,000	1,026,647
Daihatsu Motor Co., Ltd.(1)	174,000	1,615,270
East Japan Railway Co.(1)	16,300	1,086,562
Hitachi Metals, Ltd.(1)	101,000	1,025,120
Hitachi, Ltd.†(1)	375,000	1,359,932
ITOCHU Corp.(1)	180,000	1,403,441
Japan Tobacco, Inc.(1)	482	1,498,461
Kuraray Co., Ltd.(1)	80,000	934,138
Mitsubishi Electric Corp.(1)	167,000	1,300,748
Mitsubishi UFJ Financial Group, Inc.(1)	382,300	1,733,027
Nidec Corp.(1)	13,100	1,097,177
Takeda Pharmaceutical Co., Ltd.(1)	20,600	881,619
Tokio Marine Holdings, Inc.(1)	37,000	969,200
Tokyo Electric Power Co., Inc.(1)	33,500	911,956
Tokyo Electron, Ltd.(1)	19,000	1,026,068

		18,291,209

Luxembourg — 0.9%

Ternium SA ADR	32,495	1,069,735

Netherlands — 6.4%

Aegon NV†(1)	298,487	1,599,008
Koninklijke DSM NV(1)	53,653	2,131,596
Koninklijke Philips Electronics NV(1)	130,800	3,898,803

		7,629,407

Russia — 0.8%

RusHydro ADR†(1)	196,285	939,137

Singapore — 2.8%

SembCorp Marine, Ltd.(1)	846,404	2,313,986
Singapore Airlines, Ltd.(1)	100,000	1,036,103

		3,350,089

South Korea — 2.1%

LG Display Co., Ltd.(1)	36,470	1,210,999
Samsung Electro-Mechanics Co., Ltd.(1)	9,881	1,236,268

		2,447,267

Switzerland — 5.1%

Novartis AG(1)	68,646	3,330,460
Zurich Financial Services AG(1)	12,338	2,708,326

		6,038,786

Taiwan — 1.7%

Hon Hai Precision Industry Co., Ltd. GDR(1)	285,257	2,056,641

Turkey — 1.4%

Turkiye Is Bankasi, Class C(1)	548,229	1,697,362

United Kingdom — 10.8%

BP PLC(1)	170,252	817,673
Eurasian Natural Resources Corp. PLC(1)	101,517	1,291,275
Royal Dutch Shell PLC, Class A	76,391	1,938,355
Standard Chartered PLC(1)	170,000	4,126,907
Whitbread PLC(1)	105,400	2,203,626
WM Morrison Supermarkets PLC(1)	657,200	2,590,917

		12,968,753

Total Common Stock (cost $119,675,677)		111,308,489

EXCHANGE-TRADED FUNDS — 4.5%
United States — 4.5%

iShares MSCI Canada Index Fund	49,868	1,237,724
iShares MSCI Emerging Markets Index Fund	112,130	4,184,691

Total Exchange-Traded Funds (cost $5,772,234)		5,422,415

Total Long-Term Investment Securities (cost $125,447,911)		116,730,904

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 06/30/10, to be repurchased 07/01/10 in the amount of $1,628,000 and collateralized by $1,630,000 of Federal Home Loan Bank Notes, bearing interest at 4.80% due 08/11/10 and having an approximate value of $1,664,719 (cost $1,628,000)	$1,628,000	1,628,000

TOTAL INVESTMENTS (cost $127,075,911)(4)	98.9%	118,358,904
Other assets less liabilities	1.1	1,351,032

NET ASSETS	100.0%	$119,709,936

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $92,991,044 representing 77.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Canada	$7,094,781	$—		$—	$7,094,781
France	—	6,988,945	#	—	6,988,945
Germany	—	11,387,898	#	—	11,387,898
Japan	—	18,291,209	#	—	18,291,209
Netherlands	—	7,629,407	#	—	7,629,407
Switzerland	—	6,038,786	#	—	6,038,786
United Kingdom	1,938,355	11,030,398	#	—	12,968,753
Other Countries*	9,284,309	31,624,401	#	0	40,908,710
Exchange-Traded Funds	5,422,415	—		—	5,422,415
Repurchase Agreement	—	1,628,000		—	1,628,000

Total	$23,739,860	$94,619,044		$0	$118,358,904

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $92,991,044 representing 77.7% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/2010	$0

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	9.6%
Electronic Components-Misc.	7.1
Medical-Drugs	5.9
Diversified Banking Institutions	4.7
Exchange-Traded Funds	4.5
Chemicals-Diversified	4.2
Insurance-Multi-line	3.6
Brewery	3.3
Oil-Field Services	3.3
Electric Products-Misc.	3.1
Enterprise Software/Service	3.1
Diversified Operations/Commercial Services	2.5
Auto-Cars/Light Trucks	2.4
Building Products-Cement	2.4
Oil Companies-Integrated	2.3
Food-Retail	2.2
Medical-Hospitals	2.0
Airlines	2.0
Shipbuilding	1.9
Oil Companies-Exploration & Production	1.9
Retail-Restaurants	1.8
Diversified Minerals	1.6
Electric-Integrated	1.6
Agricultural Chemicals	1.5
Cellular Telecom	1.5
Gas-Distribution	1.4
Platinum	1.4
Repurchase Agreement	1.4
Tobacco	1.2
Diversified Manufacturing Operations	1.2
Import/Export	1.2
Internet Application Software	1.1
Coal	1.1
Metal-Diversified	1.1
Distribution/Wholesale	1.0
Transport-Rail	0.9
Metal Processors & Fabrication	0.9
Auto/Truck Parts & Equipment-Original	0.9
Semiconductor Equipment	0.9
Steel-Specialty	0.9
Insurance-Property/Casualty	0.8
Textile-Products	0.8
Cosmetics & Toiletries	0.6
Public Thoroughfares	0.1

98.9%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.5%
Aerospace/Defense — 2.8%

General Dynamics Corp.	36,400	$2,131,584
Raytheon Co.	49,700	2,404,983

		4,536,567

Aerospace/Defense-Equipment — 1.6%

United Technologies Corp.	38,400	2,492,544

Applications Software — 1.2%

Microsoft Corp.	80,000	1,840,800

Banks-Super Regional — 4.3%

US Bancorp	105,000	2,346,750
Wells Fargo & Co.	178,400	4,567,040

		6,913,790

Beverages-Non-alcoholic — 1.5%

PepsiCo, Inc.	40,000	2,438,000

Chemicals-Diversified — 1.2%

E.I. du Pont de Nemours & Co.	55,000	1,902,450

Computers — 2.3%

Hewlett-Packard Co.	39,900	1,726,872
International Business Machines Corp.	15,300	1,889,244

		3,616,116

Consumer Products-Misc. — 1.6%

Kimberly-Clark Corp.	41,000	2,485,830

Cosmetics & Toiletries — 1.3%

The Procter & Gamble Co.	34,700	2,081,306

Diversified Banking Institutions — 9.9%

Bank of America Corp.	263,800	3,790,806
Citigroup, Inc.†	860,000	3,233,600
JPMorgan Chase & Co.	154,100	5,641,601
Morgan Stanley	70,600	1,638,626
The Goldman Sachs Group, Inc.	12,000	1,575,240

		15,879,873

Diversified Manufacturing Operations — 5.5%

3M Co.	20,000	1,579,800
General Electric Co.	334,200	4,819,164
ITT Corp.	53,000	2,380,760

		8,779,724

Electric-Integrated — 5.4%

Entergy Corp.	30,000	2,148,600
Exelon Corp.	56,000	2,126,320
NextEra Energy, Inc.	45,200	2,203,952
PG&E Corp.	53,000	2,178,300

		8,657,172

Electronic Components-Semiconductors — 1.2%

Intel Corp.	101,700	1,978,065

Enterprise Software/Service — 1.1%

Oracle Corp.	85,000	1,824,100

Finance-Credit Card — 1.9%

Discover Financial Services	220,000	3,075,600

Food-Misc. — 1.9%

Kraft Foods, Inc., Class A	105,500	2,954,000

Gold Mining — 1.2%

Newmont Mining Corp.	32,000	1,975,680

Insurance-Life/Health — 1.4%

Lincoln National Corp.	94,000	2,283,260

Insurance-Multi-line — 2.7%

Assurant, Inc.	65,000	2,255,500
The Allstate Corp.	71,000	2,039,830

		4,295,330

Machinery-Construction & Mining — 1.6%

Caterpillar, Inc.	43,000	2,583,010

Medical Products — 2.1%

Johnson & Johnson	57,300	3,384,138

Medical-Drugs — 5.5%

Abbott Laboratories	63,600	2,975,208
Merck & Co., Inc.	76,000	2,657,720
Pfizer, Inc.	215,000	3,065,900

		8,698,828

Medical-HMO — 1.8%

UnitedHealth Group, Inc.	100,000	2,840,000

Metal-Copper — 1.0%

Freeport-McMoRan Copper & Gold, Inc.	27,000	1,596,510

Multimedia — 3.0%

The Walt Disney Co.	80,000	2,520,000
Viacom, Inc., Class B	71,000	2,227,270

		4,747,270

Networking Products — 1.2%

Cisco Systems, Inc.†	90,000	1,917,900

Oil & Gas Drilling — 1.7%

Noble Corp.†	87,000	2,689,170

Oil Companies-Exploration & Production — 3.9%

Apache Corp.	23,000	1,936,370
Devon Energy Corp.	28,000	1,705,760
Occidental Petroleum Corp.	33,000	2,545,950

		6,188,080

Oil Companies-Integrated — 10.6%

Chevron Corp.	74,100	5,028,426
ConocoPhillips	76,200	3,740,658
Exxon Mobil Corp.	86,100	4,913,727
Marathon Oil Corp.	106,600	3,314,194

		16,997,005

Oil-Field Services — 1.0%

Schlumberger, Ltd.	30,000	1,660,200

Paper & Related Products — 1.1%

International Paper Co.	80,000	1,810,400

Retail-Building Products — 1.6%

Lowe’s Cos., Inc.	120,800	2,466,736

Retail-Discount — 3.1%

Target Corp.	48,400	2,379,828
Wal-Mart Stores, Inc.	54,000	2,595,780

		4,975,608

Telephone-Integrated — 3.6%

AT&T, Inc.	133,950	3,240,251
Verizon Communications, Inc.	89,400	2,504,988

		5,745,239

Tobacco — 1.3%

Philip Morris International, Inc.	44,000	2,016,960

Transport-Rail — 1.4%

Union Pacific Corp.	33,000	2,293,830

Total Long-Term Investment Securities (cost $164,630,344)		152,621,091

REPURCHASE AGREEMENT — 4.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $6,422,000)	$6,422,000	6,422,000

TOTAL INVESTMENTS (cost $171,052,344)(2)	99.5%	159,043,091
Other assets less liabilities	0.5	775,030

NET ASSETS	100.0%	$159,818,121

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$15,879,873	$—	$—	$15,879,873
Diversified Manufacturing Operations	8,779,724	—	—	8,779,724
Electric-Integrated	8,657,172	—	—	8,657,172
Medical-Drugs	8,698,828	—	—	8,698,828
Oil Companies-Integrated	16,997,005	—	—	16,997,005
Other Industries*	93,608,489	—	—	93,608,489
Repurchase Agreement	—	6,422,000	—	6,422,000

Total	$152,621,091	$6,422,000	$—	$159,043,091

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—June 30, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 86.1%
Australia — 5.1%

Bendigo and Adelaide Bank, Ltd.(1)	59,997	$410,110
Billabong International, Ltd.(1)	22,205	161,708
carsales.com.au, Ltd.(1)	74,959	297,857
Centamin Egypt, Ltd.†(1)	211,790	515,469
Centennial Coal Co., Ltd.(1)	71,974	266,401
CSR, Ltd.(1)	409,581	574,423
Domino’s Pizza Enterprises, Ltd.(1)	40,499	177,268
Emeco Holdings, Ltd.(1)	540,000	260,586
Mineral Resources, Ltd.(1)	32,000	214,107
South Australia Coal Corp.(2)	11,316	953

		2,878,882

Belgium — 2.1%

Barco NV†(1)	10,160	454,592
Kinepolis Group NV(1)	13,866	728,498

		1,183,090

Bermuda — 3.6%

China Gas Holdings, Ltd.(1)	774,000	434,273
Digital China Holdings, Ltd.(1)	369,000	561,338
Lancashire Holdings, Ltd.(1)	63,690	471,345
Pacific Basin Shipping, Ltd.(1)	488,000	302,394
Peace Mark Holdings, Ltd.†(2)(3)	8,000	0
Skyworth Digital Holdings, Ltd.(1)	200,000	131,797
Texwinca Holdings, Ltd.(1)	114,000	110,528

		2,011,675

Cayman Islands — 6.0%

AAC Acoustic Technologies Holdings, Inc.(1)	508,000	723,166
China High Speed Transmission Equipment Group Co., Ltd.(1)	152,000	319,654
China Mengniu Dairy Co., Ltd.(1)	185,000	598,662
Comba Telecom Systems Holdings, Ltd.(1)	343,000	377,765
Fufeng Group, Ltd.(1)	772,000	502,055
Lee & Man Paper Manufacturing, Ltd.(1)	568,000	416,448
Shenguan Holdings Group, Ltd.(1)	530,000	471,792

		3,409,542

China — 2.1%

Beijing Jingkelong Supermarket Chain Group Co., Ltd.(1)	296,000	340,320
Weichai Power Co., Ltd.(1)	46,000	295,310
Zhuzhou CSR Times Electric Co., Ltd.(1)	248,000	524,823

		1,160,453

Finland — 3.3%

Konecranes Oyj(1)	25,042	654,033
Oriola-KD Oyj Series B(1)	115,628	539,212
Pohjola Bank PLC, Class A(1)	66,243	674,366

		1,867,611

France — 2.9%

GameLoft SA†(1)	91,325	408,931
Laurent-Perrier(1)	4,025	336,719
SOITEC†(1)	51,424	450,793
Sopra Group SA(1)	6,811	437,389

		1,633,832

Germany — 0.8%

Rheinmetall AG(1)	7,928	454,675

Guernsey — 1.3%

Stobart Group, Ltd.(1)	314,669	706,156

Hong Kong — 0.9%

China Everbright International, Ltd.(1)	1,254,000	526,905

Indonesia — 1.7%

PT Indofood Sukses Makmur Tbk(1)	1,202,500	542,875
PT United Tractors Tbk(1)	215,666	440,416

		983,291

Italy — 4.1%

Amplifon SpA(1)	147,764	679,060
DiaSorin SpA(1)	17,405	635,164
Gruppo Editoriale L’Espresso SpA†(1)	245,456	472,623
Piaggio & C SpA(1)	227,732	536,487

		2,323,334

Japan — 20.9%

Ain Pharmaciez, Inc.(1)	11,700	473,640
Axell Corp.(1)	7,100	235,636
Benefit One, Inc.(1)	227	168,451
Chugoku Marine Paints, Ltd.(1)	58,000	398,241
Credit Saison Co., Ltd.(1)	16,900	174,814
Dai-ichi Seiko Co., Ltd.(1)	11,400	470,189
Daiseki Co., Ltd.(1)	11,500	238,026
Doshisha Co., Ltd.(1)	13,400	310,503
en-japan, Inc.(1)	303	369,945
Enplas Corp.(1)	14,300	295,804
EPS Co., Ltd.(1)	107	269,046
Foster Electric Co., Ltd.(1)	15,300	394,663
FP Corp.(1)	10,100	525,238
GCA Savvian Group Corp.(1)	170	171,188
Hajime Construction Co., Ltd.(1)	15,200	408,569
HIRANO TECSEED Co., Ltd.(1)	15,000	169,089
Jafco Co., Ltd.(1)	11,600	254,699
Kakaku.com, Inc.(1)	102	421,645
Koito Manufacturing Co., Ltd.(1)	32,000	469,916
Kokusai Co., Ltd.(1)	33,500	249,697
Mani, Inc.(1)	10,100	337,820
Matsuda Sangyo Co., Ltd.(1)	10,600	171,667
Message Co., Ltd.(1)	161	349,535
Modec, Inc.(1)	8,700	119,380
Nichi-iko Pharmaceutical Co., Ltd.(1)	10,500	391,115
Nishimatsuya Chain Co., Ltd.(1)	45,300	417,353
Otsuka Corp.(1)	6,000	381,959
OUTSOURCING, Inc.(1)	232	82,437
Proto Corp.(1)	10,100	382,940
Software Service, Inc.(1)	10,200	164,328
Teikoku Electric Manufacturing Co., Ltd.(1)	7,600	136,594
Tocalo Co., Ltd.(1)	16,700	302,225
Token Corp.(1)	9,410	257,090
Tokyu Livable, Inc.(1)	22,900	226,733
Toridoll.corp.(1)	200	358,936
Towa Corp.†(1)	21,400	154,752
Union Tool Co.(1)	7,200	183,079
Village Vanguard Co., Ltd.(1)	96	430,500
Works Applications Co., Ltd.(1)	665	297,262
Yamaguchi Financial Group, Inc.(1)	19,000	181,206

		11,795,910

Jersey — 1.0%

Charter International PLC(1)	63,374	592,221

Luxembourg — 0.8%

Acergy SA(1)	29,534	438,121

Malaysia — 0.4%

IJM Corp. Bhd(1)	158,760	240,391

Mauritius — 0.7%

Golden Agri-Resources, Ltd.(1)	1,117,670	418,316

Netherlands — 1.5%

Aalberts Industries NV(1)	32,424	417,989
Smartrac NV†(1)	24,116	420,360

		838,349

New Zealand — 0.1%

Kathmandu Holdings, Ltd.†(1)	55,000	76,942

Norway — 0.5%

Norwegian Energy Co. AS†(1)	166,454	301,577

Portugal — 1.0%

Altri, SGPS SA†(1)	113,001	554,222

Singapore — 1.7%

CapitaCommercial Trust(1)	407,000	352,149
Ezra Holdings, Ltd.(1)	94,000	120,825
Venture Corp., Ltd.(1)	73,000	463,110

		936,084

South Korea — 5.6%

Cheil Industries, Inc.(1)	5,330	408,300
Glovis Co., Ltd.(1)	4,457	485,487
Hyundai Mobis(1)	3,372	564,731
LG Household & Health Care, Ltd.(1)	2,559	725,318
OCI Materials Co., Ltd.(1)	4,201	403,677
Sungwoo Hitech Co., Ltd.(1)	28,158	387,391
Taewoong Co., Ltd.(1)	4,115	185,153

		3,160,057

Sweden — 0.8%

AarhusKarlshamn AB(1)	23,870	439,033

Switzerland — 4.1%

EFG International AG(1)	48,578	579,215
Implenia AG†(1)	12,455	330,401
Partners Group Holding AG(1)	5,668	683,944
Sulzer AG(1)	7,874	731,626

		2,325,186

Taiwan — 0.8%

Chicony Electronics Co., Ltd.(1)	198,318	440,045

Thailand — 0.6%

TMB Bank PCL†(4)	7,856,300	344,426

United Kingdom — 8.6%

Britvic PLC(1)	63,466	448,580
Chemring Group PLC(1)	14,342	629,514
Croda International PLC(1)	44,788	669,707
Dana Petroleum PLC†(1)	28,647	480,889
IG Group Holdings PLC(1)	81,482	508,436
International Personal Finance PLC(1)	123,705	348,907
Millennium & Copthorne Hotels PLC(1)	113,147	680,422
Nanoco Group PLC†(1)	230,000	277,670
Robert Walters PLC(1)	156,587	440,044
St James’s Place PLC(1)	118,942	374,901

		4,859,070

United States — 3.1%

AsiaInfo Holdings, Inc.†	16,100	351,946
Autoliv, Inc.†	14,055	672,532
Virgin Media, Inc.	43,352	723,545

		1,748,023

Total Common Stock (cost $44,373,420)		48,647,419

EXCHANGE-TRADED FUNDS — 9.6%
France — 0.8%

Lyxor ETF Eastern Europe(1)	21,786	467,504

Ireland — 2.6%

iShares MSCI Latin America Fund(1)	61,745	1,446,820

Luxembourg — 5.9%

db x-trackers - MSCI Emerging Latin America TRN Index ETF	30,415	1,622,032
db x-trackers - MSCI Emerging Markets TRN Index ETF	61,038	1,702,960

		3,324,992

United States — 0.3%

iShares MSCI Israel Capped Investable Market Index Fund	4,320	196,862

Total Exchange-Traded Funds (cost $4,393,013)		5,436,178

PREFERRED STOCK — 0.9%
Germany — 0.9%

Jungheinrich AG(1) (cost $450,805)	20,887	480,785

Total Long-Term Investment Securities (cost $49,217,238)		54,564,382

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposit — 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/10 (cost $1,184,000)	$1,184,000	1,184,000

TOTAL INVESTMENTS (cost $50,401,238) (5)	98.7%	55,748,382
Other assets less liabilities	1.3	743,043

NET ASSETS	100.0%	$56,491,425

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $48,949,126 representing 86.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 1.
(5)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$—	$2,877,929	#	$953	$2,878,882
Cayman Islands	—	3,409,542	#	—	3,409,542
Japan	—	11,795,910	#	—	11,795,910
South Korea	—	3,160,057	#	—	3,160,057
United Kingdom	—	4,859,070	#	—	4,859,070
Other Countries*	1,748,023	20,795,935	#	0	22,543,958
Exchange-Traded Funds:					—
Luxembourg	3,324,992	—		—	3,324,992
Other Countries*	196,862	1,914,324	#	—	2,111,186
Preferred Stock	—	480,785	#	—	480,785
Short-Term Investment Securities:					—
Time Deposit	—	1,184,000		—	1,184,000

Total	$5,269,877	$50,477,552		$953	$55,748,382

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $48,949,126 representing 86.6% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	595
Net purchases (sales)	358
Transfers in and/or out of Level 3	—

Balance as of 6/30/2010	$953

(1) The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock
$595

See Notes to Portfolio of Investments

Industry Allocation*
Exchange-Traded Funds	9.6%
Diversified Manufacturing Operations	4.7
Electronic Components-Misc.	4.5
Banks-Commercial	3.8
Auto/Truck Parts & Equipment-Original	3.7
Medical-Drugs	2.1
Time Deposit	2.1
Chemicals-Diversified	2.1
Internet Content-Information/News	2.0
Distribution/Wholesale	1.9
Food-Misc.	1.7
Paper & Related Products	1.7
Electronic Components-Semiconductors	1.7
Investment Management/Advisor Services	1.5
Machinery-Electrical	1.5
Oil Companies-Exploration & Production	1.3
Theaters	1.3
Cosmetics & Toiletries	1.3
Telecom Services	1.3
Transport-Services	1.3
Hotels/Motels	1.2
Retail-Misc./Diversified	1.2
Building-Residential/Commercial	1.2
Diagnostic Kits	1.1
Food-Dairy Products	1.0
Machinery-Construction & Mining	1.0
Motorcycle/Motor Scooter	1.0
Electric Products-Misc.	1.0
Retail-Restaurants	0.9
Alternative Waste Technology	0.9
Audio/Video Products	0.9
Containers-Paper/Plastic	0.9
Gold Mining	0.9
Finance-Other Services	0.9
Commercial Services	0.9
Transport-Truck	0.9
Machinery-Material Handling	0.9
Metal Processors & Fabrication	0.8
Medical Labs & Testing Services	0.8
Publishing-Newspapers	0.8
Food-Meat Products	0.8
Insurance-Property/Casualty	0.8
Electronic Connectors	0.8
Machinery-General Industrial	0.8
Beverages-Non-alcoholic	0.8
Computers-Periphery Equipment	0.8
Human Resources	0.8
Oil-Field Services	0.8
Computer Services	0.8
Pipelines	0.8
Retail-Bookstores	0.8
Transport-Marine	0.8
Electronic Security Devices	0.8
Agricultural Operations	0.7
Retail-Apparel/Shoe	0.7
Entertainment Software	0.7
Advanced Materials	0.7
Coatings/Paint	0.7
Computers-Integrated Systems	0.7
Wireless Equipment	0.7
Insurance-Life/Health	0.7
E-Commerce/Services	0.7
Real Estate Investment Trusts	0.7
Internet Infrastructure Software	0.6
Medical-Nursing Homes	0.6
Diversified Financial Services	0.6
Food-Retail	0.6
Medical Products	0.6
Beverages-Wine/Spirits	0.6
Building & Construction-Misc.	0.6
Power Converter/Supply Equipment	0.6
Applications Software	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Coal	0.5
Rental Auto/Equipment	0.5
Venture Capital	0.5
Electronic Measurement Instruments	0.5
Diversified Operations	0.4
Real Estate Management/Services	0.4
Mining Services	0.4
Finance-Credit Card	0.3
Machinery-Thermal Process	0.3
Medical Information Systems	0.3
Apparel Manufacturers	0.3
Miscellaneous Manufacturing	0.3
Machinery-Pumps	0.2
Textile-Products	0.2
Retail-Sporting Goods	0.1

98.7%

*	Calculated as a percentage of net assets

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2010, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Value Fund	1.92%	$6,422,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated June 30, 2010, bearing interest at a rate of 0.00% per annum, with a principal amount of $334,045,000, a repurchase price of $334,045,000, and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.50%	04/30/15	$288,535,000	$300,191,814
U.S. Treasury Notes	1.38	05/15/13	39,975,000	40,538,648

Note 3. Federal Income Taxes

As of June 30, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	International Equity Fund	Value Fund	International Small-Cap Fund
Cost (tax basis)	$128,434,999	$177,953,007	$52,285,437

Appreciation	2,146,497	2,262,375	9,376,476
Depreciation	(12,222,592)	(21,172,291)	(5,913,531)

Net unrealized appreciation (depreciation)	$(10,076,095)	$(18,909,916)	$3,462,945

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940
(17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 26, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 26, 2010